STOCKHOLDERS' EQUITY (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price	$ 14.20	$ 24.30
Volatility	118.00%	109.00%
Risk-free interest rate	1.63%	1.37%
Expected dividend yield	0.00%	0.00%
Expected term (years)	6 years	6 years